Loans and Allowance for Credit Losses - Summary of Continuity in Loss Allowance by Each Product Type (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of credit risk exposure [line items]
ACL, beginning of year	$ 1,996	$ 2,114
ACL, end of year	1,870	1,996
Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	1,833	1,925
ACL, end of year		1,833
Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	163	189
ACL, end of year		163
Residential mortgages [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	118	130
ACL, end of year		118
Residential mortgages [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	93	104
ACL, end of year		93
Residential mortgages [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	25	26
ACL, end of year		25
Business and government loans [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	1,155	1,265
ACL, end of year		1,155
Business and government loans [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	1,018	1,102
ACL, end of year		1,018
Business and government loans [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	137	163
ACL, end of year		137
IFRS9 [member]
Disclosure of credit risk exposure [line items]
ACL, end of year	1,870
IFRS9 [member] | Stage One [member]
Disclosure of credit risk exposure [line items]
ACL, end of year	482
IFRS9 [member] | Stage Two [Member]
Disclosure of credit risk exposure [line items]
ACL, end of year	991
IFRS9 [member] | Stage three [Member]
Disclosure of credit risk exposure [line items]
ACL, end of year	397
IFRS9 [member] | Allowance for credit losses related to loans [member]
Disclosure of credit risk exposure [line items]
ACL, end of year	1,639
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage One [member]
Disclosure of credit risk exposure [line items]
ACL, end of year	374
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage Two [Member]
Disclosure of credit risk exposure [line items]
ACL, end of year	895
IFRS9 [member] | Allowance for credit losses related to loans [member] | Stage three [Member]
Disclosure of credit risk exposure [line items]
ACL, end of year	370
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member]
Disclosure of credit risk exposure [line items]
ACL, end of year	231
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member] | Stage One [member]
Disclosure of credit risk exposure [line items]
ACL, end of year	108
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member] | Stage Two [Member]
Disclosure of credit risk exposure [line items]
ACL, end of year	96
IFRS9 [member] | Allowance for credit losses related to other credit instruments [member] | Stage three [Member]
Disclosure of credit risk exposure [line items]
ACL, end of year	27
IFRS9 [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	99
Net remeasurement of loss allowance	24
Loan originations	10
Derecognitions and maturities	(8)
Total PCL	26
Write-offs	(20)
Recoveries of previous write-offs	7
Foreign exchange and other	(10)
ACL, end of year	102	99
IFRS9 [member] | Residential mortgages [member] | Stage One [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	16
Transfer to Stage 1	34
Transfer to Stage 2	(1)
Net remeasurement of loss allowance	(37)
Loan originations	10
Derecognitions and maturities	(2)
Total PCL	4
ACL, end of year	20	16
IFRS9 [member] | Residential mortgages [member] | Stage Two [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	34
Transfer to Stage 1	(31)
Transfer to Stage 2	7
Transfer to Stage 3	(9)
Net remeasurement of loss allowance	42
Derecognitions and maturities	(6)
Total PCL	3
Foreign exchange and other	1
ACL, end of year	38	34
IFRS9 [member] | Residential mortgages [member] | Stage three [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	49
Transfer to Stage 1	(3)
Transfer to Stage 2	(6)
Transfer to Stage 3	9
Net remeasurement of loss allowance	19
Total PCL	19
Write-offs	(20)
Recoveries of previous write-offs	7
Foreign exchange and other	(11)
ACL, end of year	44	49
IFRS9 [member] | Consumer installment and other personal loans [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	570
Net remeasurement of loss allowance	238
Loan originations	39
Derecognitions and maturities	(68)
Total PCL	209
Write-offs	(301)
Recoveries of previous write-offs	92
Foreign exchange and other	(10)
ACL, end of year	560	570
IFRS9 [member] | Consumer installment and other personal loans [member] | Stage One [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	76
Transfer to Stage 1	214
Transfer to Stage 2	(22)
Transfer to Stage 3	(4)
Net remeasurement of loss allowance	(196)
Loan originations	39
Derecognitions and maturities	(18)
Total PCL	13
Foreign exchange and other	1
ACL, end of year	90	76
IFRS9 [member] | Consumer installment and other personal loans [member] | Stage Two [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	357
Transfer to Stage 1	(200)
Transfer to Stage 2	105
Transfer to Stage 3	(162)
Net remeasurement of loss allowance	272
Derecognitions and maturities	(50)
Total PCL	(35)
Foreign exchange and other	4
ACL, end of year	326	357
IFRS9 [member] | Consumer installment and other personal loans [member] | Stage three [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	137
Transfer to Stage 1	(14)
Transfer to Stage 2	(83)
Transfer to Stage 3	166
Net remeasurement of loss allowance	162
Total PCL	231
Write-offs	(301)
Recoveries of previous write-offs	92
Foreign exchange and other	(15)
ACL, end of year	144	137
IFRS9 [member] | Credit Card Loans [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	337
Net remeasurement of loss allowance	198
Loan originations	19
Derecognitions and maturities	(45)
Total PCL	172
Write-offs	(319)
Recoveries of previous write-offs	103
ACL, end of year	293	337
IFRS9 [member] | Credit Card Loans [Member] | Stage One [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	83
Transfer to Stage 1	177
Transfer to Stage 2	(37)
Transfer to Stage 3	(1)
Net remeasurement of loss allowance	(164)
Loan originations	19
Derecognitions and maturities	(3)
Total PCL	(9)
ACL, end of year	74	83
IFRS9 [member] | Credit Card Loans [Member] | Stage Two [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	254
Transfer to Stage 1	(177)
Transfer to Stage 2	37
Transfer to Stage 3	(195)
Net remeasurement of loss allowance	342
Derecognitions and maturities	(42)
Total PCL	(35)
ACL, end of year	219	254
IFRS9 [member] | Credit Card Loans [Member] | Stage three [Member]
Disclosure of credit risk exposure [line items]
Transfer to Stage 3	196
Net remeasurement of loss allowance	20
Total PCL	216
Write-offs	(319)
Recoveries of previous write-offs	103
IFRS9 [member] | Business and government loans [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	912
Net remeasurement of loss allowance	263
Loan originations	163
Derecognitions and maturities	(166)
Model changes	(10)
Total PCL	250
Write-offs	(297)
Recoveries of previous write-offs	59
Foreign exchange and other	(9)
ACL, end of year	915	912
IFRS9 [member] | Business and government loans [member] | Stage One [member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	268
Transfer to Stage 1	136
Transfer to Stage 2	(31)
Transfer to Stage 3	(1)
Net remeasurement of loss allowance	(155)
Loan originations	163
Derecognitions and maturities	(80)
Model changes	(7)
Total PCL	25
Foreign exchange and other	5
ACL, end of year	298	268
IFRS9 [member] | Business and government loans [member] | Stage Two [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	410
Transfer to Stage 1	(128)
Transfer to Stage 2	66
Transfer to Stage 3	(61)
Net remeasurement of loss allowance	203
Derecognitions and maturities	(86)
Model changes	(3)
Total PCL	(9)
Foreign exchange and other	7
ACL, end of year	408	410
IFRS9 [member] | Business and government loans [member] | Stage three [Member]
Disclosure of credit risk exposure [line items]
ACL, beginning of year	234
Transfer to Stage 1	(8)
Transfer to Stage 2	(35)
Transfer to Stage 3	62
Net remeasurement of loss allowance	215
Total PCL	234
Write-offs	(297)
Recoveries of previous write-offs	59
Foreign exchange and other	(21)
ACL, end of year	$ 209	$ 234